RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

9. RELATED PARTY TRANSACTIONS

(a)	The Company entered into an employment agreement with Bradley Taillon, the Company’s Chief Executive Officer, on April 29, 2024, for an annual base salary of base salary of $250,000, which shall be reviewed by the Company annually. Subject to the discretion of the board of directors, Mr. Taillon is also eligible on an annual basis for a cash bonus of up to 100% of annual salary and additional performance bonuses ranging from $50,000 to $750,000 upon the closing of a qualified financing with proceeds to the Company of $1 million or greater. Further, the terms of this employment agreement provide that if Mr. Taillon’s employment with the Company is terminated without “cause” (as defined in the agreement) than Mr. Taillon is entitled to a severance payment equal to two years of base salary and a bonus equal to 50% of his annual base salary. During the year ended September 30, 2024, the Company incurred management salary of $122,312 and a one-time sign-on bonus of $50,000 for Mr. Taillon.

(b)	The Company had an employment agreement with Mehran Ehsan, the former Chief Executive Officer of the Company, for an annual base salary of $250,000, with no specified term. Mr. Ehsan was also eligible on an annual basis for a cash bonus of up to 100% of annual salary, subject to the discretion of the board of directors. During the year ended September 30, 2024, the Company incurred management salary of $229,167 (2023 - $250,000), for Mr. Ehsan, with no bonuses incurred in either period. Further, the terms of this employment agreement provided that if Mr. Ehsan’s employment with the Company is terminated without “cause” (as defined in the agreement) than Mr. Ehsan was entitled to a severance payment equal to three years of base salary and a bonus equal to 20% of his annual base salary. Mr. Ehsan resigned as President and CEO of the Company on April 29, 2024. On May 15, 2024, the Company amended the employment agreement to change his role to Vice President of Business Development. All other terms and conditions of the employment agreement remained the same. On August 30, 2024, the Company signed a separation agreement to terminate Mr. Ehsan’s employment. The settlement includes: i) a lump sum payment of $100,000 by October 31, 2024 (subsequently paid); ii) six equal monthly payments of $7,500 starting October 1, 2024; and iii) the transfer of ownership of a Company vehicle with a fair value of $35,155. The settlement amount of $145,000 was accrued as of September 30, 2024.

c)	On May 1, 2022, the Company entered into an employment agreement with the CFO of the Company for an annual base salary of $50,000, with no specified term. The CFO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary, subject to the discretion of the board of directors. The employment agreement may be terminated with a termination payment equal to two months of base salary. During the year ended September 30, 2024, the Company incurred management salary of $50,000 (2023 - $50,000), to the CFO of the Company, with no bonuses incurred in either period.

d)	The convertible debenture loan from the former CEO of the Company mentioned in Note 8 was repaid off during the year ended September 30, 2023.